Income Taxes - Schedule of Provision for Income Taxes (Details)	6 Months Ended
	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 JPY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense
Deferred tax benefit			(188,496)
Total provision for income taxes			¥ (188,496)